Segmented Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]	Segmented Information
The Company reports segment information as a single reportable business segment based upon the manner in which related information is organized, reviewed, and managed. The Company operates in one segment providing data storage and desktop virtualization solutions for small and medium businesses and distributed enterprises. The Company conducts business globally, and its sales and support activities are managed on a geographic basis. Our management reviews financial information presented on a consolidated basis, accompanied by disaggregated information it receives from its internal management system about revenues by geographic region, based on the location from which the customer relationship is managed, for purposes of allocating resources and evaluating financial performance.
Information about Products and Services
The following table summarizes net revenue (in thousands):

	Year Ended December 31,
	2020	2019
Disk systems	$2,347	$3,086
Service	2,501	2,493
Total	$4,848	$5,579
Information about Geographic Areas
The Company markets its products domestically and internationally. Revenue is attributed to the location to which the product was shipped. The Company divides its worldwide sales into three geographical regions: Americas; APAC, consisting of Asia Pacific countries; and EMEA consisting of Europe, the Middle East and Africa.
The following table summarizes net revenue by geographic area (in thousands):

	Year Ended December 31,
	2020	2019
Americas	$4,844	$5,023
APAC	—	356
EMEA	4	200
Total	$4,848	$5,579